Intangible assets (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of intangible assets
	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Goodwill	1,788	1,635	17,697
Other intangible assets	14,906	13,600	24,478
Total	16,694	15,235	42,175

Schedule of goodwill

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
As at July 1	1,635	17,697	18,269
Reclassification to held for sale assets	-	-	-
Impairment losses	-	(16,124)	-
Foreign exchange	153	62	(572)
Carrying value	1,788	1,635	17,697

Schedule of carrying amounts of goodwill cash generating unit

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	-	-	6,946
VivoPower Pty Ltd (allocated to the Solar Development segment)	-	-	9,091
Tembo (allocated to the Electric Vehicle segment)	1,788	1,635	1,660
Total	1,788	1,635	17,697

Schedule of other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2022	2,552	1,363	4,108	12,622	3,805	175	24,625
Foreign exchange	4	(25)	(157)	-	302	(1)	123
Additions	-	-	-	103	3,725	29	3,857
Disposals	-	-	-	-	-	(47)	(47)
At June 30, 2023	2,556	1,338	3,951	12,725	7,832	156	28,558
Foreign exchange	(9)	1	25	-	(112)	-	(95)
Additions	-	-	-	13	3,966	-	3,979
At June 30, 2024	2,547	1,339	3,976	12,738	11,686	156	32,442
Foreign exchange	125	34	-	-	1,078	-	1,237
Additions	-	-	-	-	2,249	-	2,249
At June 30, 2025	2,672	1,373	3,976	12,738	15,013	156	35,928

Amortization and Impairment	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Foreign exchange	(1)	(8)	(61)	-	2	-	(68
Amortization	385	137	266	-	43	-	831
Disposals	-	-	-	-	-	-	-
At June 30, 2023	1,507	624	1,732	-	61	156	4,080
Foreign exchange	(6)	(1)	19	-	(3)	-	9
Amortization	390	138	261	-	34	-	823
Impairment	290	488	1,964	11,188	-	-	13,930
At June 30, 2024	2,181	1,249	3,976	11,188	92	156	18,842
Foreign exchange	112	30	-	-	128	-	270
Amortization	273	74	-	-	13	-	360
Impairment	-	-	-	1,550	-	-	1,550
At June 30, 2025	2,566	1,353	3,976	12,738	233	156	21,022

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2023	1,049	714	2,219	12,725	7,771	-	24,478
At June 30, 2024	366	90	-	1,550	11,594	-	13,600
At June 30, 2025	106	20	-	-	14,780	-	14,906